N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Aug. 14, 2026
Amendment Flag	false
C000055030 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Putnam High Yield Fund - Class A	0.99%	8.57%	3.91%	5.62%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Putnam High Yield Fund - Class A	0.99%	8.57%	3.91%	5.62%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited

C000055030 [Member] | C000015836 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	8.57%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	5.62%
C000065160 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Putnam High Yield Fund - Class A	0.99%	8.57%	3.91%	5.62%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Putnam High Yield Fund - Class A	0.99%	8.57%	3.91%	5.62%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited

C000065160 [Member] | C000015836 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	8.57%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	5.62%
C000078455 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Putnam High Yield Fund - Class A	0.99%	8.57%	3.91%	5.62%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Putnam High Yield Fund - Class A	0.99%	8.57%	3.91%	5.62%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited

C000078455 [Member] | C000015836 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	8.57%
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	5.62%